Investments in and Advances to affiliates (Tables)	12 Months Ended
Mar. 31, 2011
Equity Securities Included in Investments in Affiliates

Investments in affiliates include equity securities which have quoted market values at March 31, 2010 and 2011 compared with related carrying amounts as follows:

	Yen (millions)
	2010	2011
Carrying amount	¥177,766	¥171,198
Market value	405,596	177,293

Combined Financial Information in respect of Affiliates accounted for under the Equity Method

Certain combined financial information in respect of affiliates accounted for under the equity method at March 31, 2010 and 2011, and for each of the years in the three-year period ended March 31, 2011 is shown below (see note 21):

	Yen (millions)
As of March 31, 2010	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥235,197	¥1,229,286	¥16,554	¥1,481,037
Other assets, principally property, plant and equipment	232,885	1,033,739	31,049	1,297,673

Total assets	468,082	2,263,025	47,603	2,778,710

Current liabilities	187,567	973,603	7,501	1,168,671
Other liabilities	13,085	254,773	5,166	273,024

Total liabilities	200,652	1,228,376	12,667	1,441,695

Equity	¥267,430	¥1,034,649	¥34,936	¥1,337,015

	Yen (millions)
As of March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥225,393	¥1,276,877	¥20,362	¥1,522,632
Other assets, principally property, plant and equipment	100,796	974,543	26,452	1,101,791

Total assets	326,189	2,251,420	46,814	2,624,423

Current liabilities	127,984	912,678	8,247	1,048,909
Other liabilities	7,392	213,215	5,635	226,242

Total liabilities	135,376	1,125,893	13,882	1,275,151

Equity	¥190,813	¥1,125,527	¥32,932	¥1,349,272

	Yen (millions)
For the year ended March 31, 2009	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,064,366	¥3,988,672	¥28,823	¥5,081,861
Net income attributable to Honda’s affiliates	73,945	126,994	2,611	203,550

	Yen (millions)
For the year ended March 31, 2010	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥992,264	¥3,512,551	¥24,933	¥4,529,748
Net income attributable to Honda’s affiliates	83,467	137,471	2,684	223,622

	Yen (millions)
For the year ended March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,189,024	¥3,857,890	¥24,572	¥5,071,486
Net income attributable to Honda’s affiliates	104,790	253,468	(1,436)	356,822

Significant Investments in Affiliates accounted for under the Equity Method

Significant investments in affiliates accounted for under the equity method at March 31, 2010 and 2011 are shown below:

As of March 31, 2010

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
	Hero Honda Motors Ltd.	26.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

As of March 31, 2010

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

Transactions with Affiliates

Trade receivables and trade payables include the following balances with affiliates at March 31, 2010 and 2011, and purchases and sales include the following transactions with affiliates for each of the years in the three-year period ended March 31, 2011. Honda mainly purchases materials, supplies and services from affiliates, and sells finished goods, parts used in its products, equipment and services to affiliates.

	Yen (millions)
	2010	2011
Trade receivables from	¥152,215	¥131,974
Trade payables to	133,250	94,821

	Yen (millions)
	2009	2010	2011
Purchases from	¥948,442	¥771,349	¥789,701
Sales to	515,590	510,630	590,077